Property, equipment and software, net	12 Months Ended
Dec. 31, 2025
Property, equipment and software, net
Property, equipment and software, net
9.	Property, equipment and software, net

Property, equipment and software consist of the following:

	As of December 31,
	2024	2025
Cost:
Mining equipment	80,965	126,691
Computers and electronic equipment	11,948	14,218
Leasehold improvements	5,051	5,217
Mechanical equipment	112	115
Software	3,688	3,871
Construction in progress	9,980	4,369
Motor vehicles	242	244
Land	120	120
Total cost	112,106	154,845
Less: Accumulated depreciation and amortization	(71,943)	(110,817)
Property, equipment and software, net	40,163	44,028

Depreciation and amortization expenses recognized for the years ended December 31, 2023, 2024 and 2025 are summarized as follows:

	For the Years Ended December 31,
	2023	2024	2025
Cost of revenues	54,478	22,941	43,000
Research and development expenses	400	1,906	1,917
Sales and marketing expenses	36	5	4
General and administrative expenses	4,727	3,405	2,426
Total	59,641	28,257	47,347